Provision for Receivables and Other Assets - Summary of Provision for Receivables and Other Assets (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Provision for receivables and other assets abstract [Abstract]
Provision/(reversal) for loan principal and financing service fee receivables	¥ (195,177,565)	$ (30,627,620)	¥ 1,434,446,417	¥ 2,159,235,919
Provision/(reversal) for finance lease receivables	(16,452,740)	(2,581,794)	(29,287,359)	30,236,266
Provision for contract assets	(87,784)	(13,774)	(3,089,153)
Provision for other current assets	59,901,259	9,399,815	219,292,278	93,653,956
Provision for investment in equity method investee	0	0	20,000,000
Provision for Doubtful Accounts	¥ (151,816,830)	$ (23,823,373)	¥ 1,641,362,182	¥ 2,283,126,141